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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number	811-00082

CGM TRUST
(Exact name of registrant as specified in charter)

One International Place, Boston, MA	02110
(Address of principal executive offices)	(Zip code)

Barry N. Hurwitz, Esq. Bingham McCutchen LLP, One Federal St., Boston, MA 02110
(Name and address of agent for service)

Registrant's telephone number, including area code:	617-737-3225

Date of fiscal year end:	12/31

Date of reporting period:	7/1/13 -- 6/30/14

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

SEC 2451 (4-03)	PERSONS WHO ARE TO RESPOND TO THE COLLECTION OF INFORMATION CONTAINED IN THIS FORM ARE NOT REQUIRED TO RESPOND UNLESS THE FORM DISPLAYS A CURRENTLY VALID OMB CONTROL NUMBER.

CGM Trust - File No. 811-82

CGM Mutual Fund

Issuer	Ticker	CUSIP	Meeting Date	Matter Voted On	Proposed By Issuer or Security Holder	Was Vote Cast	Actual Vote	For or Against Mgt.

Actavis PLC.	ACT	G0083B108	5/9/14

1. Elect twelve directors: A. Paul M. Bisaro, B. James H. Bloem, C. Christopher W. Bodine, D. Tamar D. Howson, E. John A. King, F. Catherine M. Klema, G. Jiri Michal, H. Sigurdur Oli Olafsson, I. Patrick J. O'Sullivan, J. Ronald R. Taylor, K. Andrew L. Turner, L. Fred G. Weiss.

					Issuer	Yes	For	For
				2. To approve, on an advisory basis, named executive officer compensation.	Issuer	Yes	For	For
				3. To Ratify the appointment of PricewaterhouseCoopers LLP as the Company's independent registered public accounting firm.	Issuer	Yes	For	For
				4. To vote on a shareholder proposal requesting the company to issue a sustainability report.	Security Holder	Yes	Against	For

Actavis PLC	ACT	G0083B108	6/17/14

1. Approve the issuance of ordinary shares pursuant to the agreement and plan of merger, dated February 17, 2014, among Actavis PLC, Forest Laboratories, Inc., Tango US Holdings Inc., Tango merger sub 1 LLC and Tango merger sub 2 LLC.

					Issuer	Yes	For	For

2. Approve any motion to adjourn the Actavis extradordinary general meeting or any other adjournments thereof, to another time or place if necessary or appropriate to, among other things, solicit additional proxies if there are insufficient votes at the time of the Actavis EGM to approve the Actavis share issuance proposal.

					Issuer	Yes	For	For

American Airlines Group, Inc.	AAL	02376R102	6/4/14

1. Elect eleven directors: A. James F. Albaugh, B. Jeffrey D. Benjamin, C. John T. Cahill, D. Michael J. Embler, E. Matthew J. Hart, F. Alberto Ibarguen, G. Richard C. Kraemer, H. Denise M. O'Leary, I. W. Douglas Parker, J. Ray M. Robinson, K. Richard P. Schifter.

					Issuer	Yes	For	For
				2. A proposal to ratify the appointment of KPMG LLP as the independent registered public accounting firm.	Issuer	Yes	For	For
				3. A proposal to consider and approve, on a non-binding advisory basis, the compensation of American Airlines Group, Inc.'s named executive officers.	Issuer	Yes	For	For

Baker Hughes Incorporated	BHI	57224107	4/24/14

1. Elect eleven directors: A. Larry D. Brady, B. Clarence P. Cazalot, Jr., C. Martin S. Craighead, D. Ly nn L. Elsenhans, E. Anthony G. Fernandes, F. Claire W. Gargalli, G. Pierre H. Jungels, H. James A. Lash, I. J. Larry Nichols, J. James W. Stewart, K. Charles L. Watson.

					Issuer	Yes	For	For
				2. An advisory vote related to the Company's executive compensation program.	Issuer	Yes	For	For
				3. Ratification of Deloitte & Touche LLP as Company's independent registered public accounting firm for fiscal year 2014.	Issuer	Yes	For	For

				4. The approval of the amended and restated Baker Hughes Incorporated 2002 director & officer long-term incentive plan.	Issuer	Yes	Against	Against
				5. The approval of the amended and restated Baker Hughes Incorporated 2002 employee long-term incentive plan.	Issuer	Yes	Against	Against

Borgwarner Inc.	BWA	99724106	4/30/14	1. Elect three directors: 1. Jan Carlson, 2. Dennis C. Cuneo, 3. Vicki L. Sato	Issuer	Yes	For	For
				2. Ratify selection of PricewaterhouseCoopers LLP as independent registered public accounting firm for the company for 2014.	Issuer	Yes	For	For
				3. Advisory approval of the Company's executive compensation.	Issuer	Yes	For	For
				4. Approval of Borgwarner Inc. 2014 stock incentive plan.	Issuer	Yes	For	For
				5. Amendment of the Company's restated certificate of incorporation.	Issuer	Yes	For	For
				6. Stockholder proposal concerning simple majority voting.	Security Holder	Yes	Against	For

Citigroup Inc.	C	172967424	4/22/14

1. Elect fourteen directors: A. Michael L. Corbat, B. Duncan P. Hennes, C. Franz B. Humer, D. Eugene M. McQuade, E. Michael E. O'Neill, F. Gary M. Reiner, G. Judith Rodin, H. Robert L. Ryan, I. Anthony M. Santomero, J. Joan E. Spero, K. Diana L. Taylor, L. William S. Thompson, Jr., M. James S. Turley, N. Ernesto Zedillo Ponce de Leon.

					Issuer	Yes	For	For
				2. Ratify the selection of KPMG, LLP as Citi's independent registered public accounting firm for 2014.	Issuer	Yes	For	For
				3. Advisory approval of Citi's 2013 executive compensation.	Issuer	Yes	For	For
				4. Approval of the Citigroup 2014 stock incentive plan.	Issuer	Yes	For	For
				5. Stockholder proposal requesting executives retain a significant portion of their stock until reaching normal retirement age.	Security Holder	Yes	Against	For
				6. Stockholder proposal requesting a report on lobbying and grassroots lobbying contributions.	Security Holder	Yes	Against	For
				7. Stockholder proposal requesting that the Board institute a policy to make it more practical to deny indemnification for directors.	Security Holder	Yes	Against	For
				8. Stockholder proposal requesting proxy access for shareholders.	Security Holder	Yes	Against	For

Delphi Automotive PLC	DLPH	G27823106	4/3/14

1. Elect eleven directors: 1. Gary L. Cowger, 2. Nicholas M. Donofrio, 3. Mark P. Frissora, 4. Rajiv L. Gupta, 5. John A. Krol, 6. J. Randall Macdonald, 7. Sean O. Mahoney, 8. Rodney O'Neal, 9. Thomas W. Sidlik, 10. Bernd Wiedemann, 11. Lawrence A. Zimmerman.

					Issuer	Yes	For	For
				2. Ratify the re-appointment of Ernst & Young LLP as independent registered public accounting firm for Delphi Automotive and authorize the directors to determine the fees paid to the auditors.	Issuer	Yes	For	For
				3. Approve advisory vote on executive compensation.	Issuer	Yes	For	For

D. R. Horton, Inc.	DHI	23331A109	1/23/14	1. Elect six directors: A. Donald R. Horton, B. Barbara K. Allen C. Bradley S. Anderson, D. Michael R. Buchanan, E. Michael W. Hewatt, and F. Donald J. Tomnitz.	Issuer	Yes	For	For
				2. Approve advisory vote on executive compensation.	Issuer	Yes	For	For
				3. Ratify the re-appointment of PricewaterhouseCoopers LLP as D.R. Hortons independent registered public accounting firm.	Issuer	Yes	For	For

Google Inc.	GOOG	38259P508	5/14/14

1. Elect ten directors: 1. Larry Page, 2. Sergey Brin, 3. Eric E. Schmidt, 4. L. John Doerr, 5. Diane B. Greene, 6. John L. Hennessy, 7. Ann Mather, 8. Paul S. Otellini, 9. K. Ram Shriram, 10. Shirley M. Tilghman.

					Issuer	Yes	For	For
				2. Ratification of Ernst & Young LLP as Google's independent registered public accounting firm for the fiscal year ending December 31, 2014.	Issuer	Yes	For	For
				3. Approval of 2013 compensation awarded to named executive officers.	Issuer	Yes	For	For
				4. Stockholder proposal regarding equal shareholder voting.	Security Holder	Yes	Against	For
				5. Stockholder proposal regarding a lobbying report.	Security Holder	Yes	Against	For
				6. Stockholder proposal regarding the adoption of a majority vote standard for the election of directors.	Security Holder	Yes	Against	For
				7. Stockholder proposal regarding tax policy principles.	Security Holder	Yes	Against	For
				8. Stockholder proposal regarding an independent chairman of the board policy.	Security Holder	Yes	Against	For

Jones Lang Lasalle Incorporated	JLL	48020Q107	5/30/14

1. Elect ten directors: A. Hugo Bague, B. Colin Dyer, C. Dame Deanne Julius, D. Kate S. Lavelle, E. Ming Lu, F. Martin H. Nesbitt, G. Sheila A. Penrose, H. Shailesh Rao, I. David B. Rickard, J. Roger T. Staubach.

					Issuer	Yes	For	For
				2. Approve, by non-binding vote executive compensation.	Issuer	Yes	For	For
				3. Ratify appointment of KPMG LLP as Company's independent registered public accounting firm for the year ending December 31, 2014.	Issuer	Yes	For	For

Kohl's Corpration	KSS	500255104	5/15/14

1. Elect ten directors: A. Peter Boneparth, B. Steven A. Burd, C. Dale E. Jones, D. Kevin Mansell, E. John E. Schlifske, F. Frank V. Sica, G. Peter M. Sommerhauser, H. Stephanie A. Streeter, I. Nina G. Vaca, J. Stephen E. Watson.

					Issuer	Yes	For	For
				2. Ratify appointment of Ernst & Young LLP as independent registered public accounting firm.	Issuer	Yes	For	For
				3. Advisory vote on approval of named executive officer compensation.	Issuer	Yes	For	For
				4. Shareholder proposal regarding executives retaining significant stock.	Security Holder	Yes	Against	For
				5. Shareholder proposal regarding annual report on the costs, benefits and scientific support for sustainability initiatives.	Security Holder	Yes	Against	For

Lennar Corporation	LEN	526057104	4/9/14

1. Elect nine directors to serve until next Annual Meeting: 1. Irving Bolotin, 2. Steven L. Gerard, 3. Theron I. (TIG) Gilliam, 4. Sherrill W. Hudson, 5. R. Kirk Landon, 6. Sidney Lapidus, 7. Stuart A. Miller, 8. Teri P. McClure and 9. Jeffrey Sonnenfeld.

					Issuer	Yes	For	For
				2. Ratify the appointment of Deloitte & Touche LLP as Company's independent registered public accounting firm for fiscal year ending November 30, 2014.	Issuer	Yes	For	For
				3. Advisory, (non-binding "say on pay") vote to approve named executives compensation.	Issuer	Yes	For	For

Magna International Inc.	MGA	559222401	5/8/14

1. Elect eleven directors: 1. Scott B. Bonham, 2. Peter G. Bowie, 3. Hon. J. Trevor Eyton, 4. V. Peter Harder, 5. Lady Barbara Judge, 6. Dr. Kurt J. Lauk, 7. Cynthia A. Niekamp, 8. Dr. I.V. Samarasekera, 9. Donald J. Walker, 10. Lawrence D. Worrall, 11. William L. Young.

					Issuer	Yes	For	For
				2. Appointment of Deloitte LLP as independent auditor of the corporation and authorization of the audit committee to fix the independent auditor's remuneration.	Issuer	Yes	For	For

3. Resolved, on an advisory basis and not to diminish the roles and responsibilities of the board of directors, that the shareholders accept the approach to executive compensation disclosed in the accompanying management information circular/proxy statement.

					Issuer	Yes	For	For

Polaris Industries Inc.	PII	731068102	4/24/14	1. Elect four directors: 1. Kevin M. Farr, 2. Gary E. Hendrickson, 3. R.M. (Mark) Schreck, and 4. William G. Van Dyke.	Issuer	Yes	For	For
				2. Approval of the amended and restated senior executive annual incentive compensation plan.	Issuer	Yes	For	For
				3. Ratify the selection of Ernst & Young LLP to serve as the independent registered public accounting firm of Polaris Industries Inc.	Issuer	Yes	For	For
				4. Advisory vote on executive compensation.	Issuer	Yes	For	For

Southwest Airlines Co.	LUV	844741108	5/14/14

1. Elect ten directors: A. David W. Biegler, B. J. Veronica Biggins, C. Douglas H. Brooks, D. William H. Cunningham, E. John G. Denison, F. Gary C. Kelly, G. Nancy B. Loeffler, H. John T. Montford, I. Thomas M. Nealon, J. Daniel D. Villanueva.

					Issuer	Yes	For	For
				2. Advisory vote to approve named executive officer compensation.	Issuer	Yes	For	For
				3. Ratify selection of Ernst & Young LLP as the Company's independent auditors for the fiscal year ending December 31, 2014.	Issuer	Yes	For	For

Toll Brothers, Inc.	TOL	889478103	3/12/14

1. Elect ten directors: 1. Robert I. Toll, 2. Bruce E. Toll, 3. Douglas C. Yearley, JR. 4. Robert S. Blank, 5. Edward G. Boehne, 6. Richard J. Braemer, 7. Christine N. Garvey, 8. Carl B. Marbach, 9. Stephen A. Novick, and 10. Paul E. Shapiro.

					Issuer	Yes	For	For
				2. Ratify the re-appointment of Ernst & Young LLP as the Company's independent registered public accounting firm for the 2014 fiscal year.	Issuer	Yes	For	For

				3. Approve, in an advisory and non-binding vote, the compensation of the Company's named executive officers.	Issuer	Yes	For	For
				4. Approve the 2014 Toll Brothers, Inc. stock incentive plan for employees.	Issuer	Yes	For	For

United Continental Holdings, Inc.	UAL	910047109	6/11/14

1. Elect eleven directors: A. Carolyn Corvi, B. Jane C. Garvey, C. Walter Isaacson, D. Henry L. Meyer III, E. Oscar Munoz, F. William R. Nuti, G. Laurence E. Simmons, H. Jeffery A. Smisek, I. David J. Vitale, J. John H. Walker, K. Charles A. Yamarone.

					Issuer	Yes	For	For
				2. Ratification of the appointment of Ernst & Young LLP as the Company's independent registered public accounting firm.	Issuer	Yes	For	For
				3. Advisory resolution approving the compensation of the Company's named executive officers.	Issuer	Yes	For	For
				4. Approval of the amendment and restatement of the United Continental Holdings, Inc. 2006 director equity incentive plan.	Issuer	Yes	For	For

VF Corporation	VFC	918204108	4/22/14

1. Elect 8 directors: 1. Richard T. Carucci, 2. Juliana L. Chugg, 3. Juan Ernesto De Bedout, 4. Ursula O. Fairbairn, 5. George Fellows, 6. Clarence Otis, JR., 7. Matthew J. Shattock, 8. Eric C. Wiseman.

					Issuer	Yes	For	For
				2. Advisory vote to approve named executive compensation.	Issuer	Yes	For	For
				3. Ratification of the selection of PricewaterhouseCoopers LLP as VF's independent registered public accounting firm for the 2014 fiscal year.	Issuer	Yes	For	For

Weatherford International Ltd.	WFT	H27013103	06/16/14	1. Adopt the merger agreement (Weatherford Switzerland into Weatherford Ireland).	Issuer	Yes	For	For
				2. Approve the distibutable profits proposal.	Issuer	Yes	For	For

CGM Trust - File No. 811-82

CGM Realty Fund

Issuer	Ticker	CUSIP	Meeting Date	Matter Voted On	Proposed By Issuer or Security Holder	Was Vote Cast	Actual Vote	For or Against Mgt.

Bank of America Corporation	BAC	60505104	5/7/14

1. Elect fifteen directors: A. Sharon L. Allen, B. Susan S. Bies, C. Jack O. Bovender, Jr., D. Frank P. Bramble, Sr., E. Pierre J.P. De Weck, F. Arnold W. Donald, G. Charles K. Gifford, H. Charles O. Holliday, Jr., I. Linda P. Hudson, J. Monica C. Lozano, K. Thomas J. May, L. Brian T. Moynihan, M. Lionel L. Nowell, III, N. Clayton S. Rose, O. R. David Yost.

					Issuer	Yes	For	For
				2. Advisory non-binding resolution to approve executive compensation.	Issuer	Yes	For	For
				3. Ratify appointment of PricewaterhouseCoopers LLP as Company's registered independent public accounting firm for 2014.	Issuer	Yes	For	For
				4. Approval of amendment to the series T preferred stock.	Issuer	Yes	For	For
				5. Stockholder proposal regarding cumulative voting in director elections.	Security Holder	Yes	Against	For
				6. Stockholder proposal regarding proxy access.	Security Holder	Yes	Against	For
				7. Stockholder proposal regarding climate change report.	Security Holder	Yes	Against	For
				8. Stockholder proposal regarding lobbying report.	Security Holder	Yes	Against	For

CBRE Group, Inc.	CBG	12504L109	5/16/14

1. Elect ten directors: 1. Richard C. Blum, 2. Brandon B. Boze, 3. Curtis F. Feeny, 4. Bradford M. Freeman, 5. Michael Kantor, 6. Frederic V. Malek, 7. Robert E. Sulentic, 8. Laura D. Tyson, 9. Gary L. Wilson, 10. Ray Wirta.

					Issuer	Yes	For	For
				2. Ratification of KPMG LLP as Company's independent registered public accounting firm for 2014.	Issuer	Yes	For	For
				3. Advisory vote to approve name executive officer compensation for 2013.	Issuer	Yes	For	For

Chesapeake Lodging Trust	CHSP	165240102	5/16/14	1. Elect seven trustees: A. James L. Francis, B. Douglas W. Vicari, C. Thomas A. Natelli, D. Thomas D. Eckert, E. John W. Hill, F. George F. McKenzie, G. Jeffrey D. Nuechterlein.	Issuer	Yes	For	For
				2. Consider and vote upon a proposal to ratify the appointment of Ernst & Young LLP as the Trust's independent registered public accounting firm for 2014.	Issuer	Yes	For	For
				3. Consider and vote upon a non-binding advisory proposal to approve the Trust's executive compensation programs.	Issuer	Yes	For	For

DiamondRock Hospitality Co.	DRH	252784301	5/6/14	1. Elect seven directors: 1. William W. McCarten, 2. Daniel J. Altobello, 3. W. Robert Grafton, 4. Maureen L. McAvey, 5. Gilbert T. Ray, 6. Bruce D. Wardinski, 7. Mark W. Brugger.	Issuer	Yes	For	For
				2. Approve, on a non-binding, advisory basis, the compensation of the named executive officers.	Issuer	Yes	For	For

				3. Ratify the appointment of KPMG LLP as the independent auditors for DiamondRock Hospitality Company for the fiscal year ending December 31, 2014.	Issuer	Yes	For	For

Extra Space Storage Inc.	EXR	30225T102	5/21/14	1. Elect seven directors: 1. Kenneth M. Woolley, 2. Spencer F. Kirk, 3. Karl Hass, 4. Joseph D. Margolis, 5. Diane Olmstead, 6. Roger B. Porter, 7. K. Fred Skousen.	Issuer	Yes	For	For
				2. Ratification of the appointment of Ernst & Young LLP as the Company's independent registered public accounting firm.	Issuer	Yes	For	For
				3. Advisory vote on the compensation of the Company's named executive officers.	Issuer	Yes	For	For

Host Hotels & Resorts, Inc.	HST	44107P104	5/14/14

1. Elect nine directors: 1. Mary L. Baglivo, 2. Sheila C. Bair, 3. Terence C. Golden, 4. Ann M. Korologos, 5. Richard E. Marriott, 6. John B. Morse, Jr., 7. Walter C. Rakowich, 8. Gordon H. Smith, 9. W. Edward Walter.

					Issuer	Yes	For	For
				2. Ratify appointment of KPMG LLP as independent registered public accountants for 2014.	Issuer	Yes	For	For
				3. Advisory resolution to approve executive compensation.	Issuer	Yes	For	For

Jones Lang Lasalle Incorporated	JLL	48020Q107	5/30/14

1. Elect ten directors: A. Hugo Bague, B. Colin Dyer, C. Dame Deanne Julius, D. Kate S. Lavelle, E. Ming Lu, F. Martin H. Nesbitt, G. Sheila A. Penrose, H. Shailesh Rao, I. David B. Rickard, J. Roger T. Staubach.

					Issuer	Yes	For	For
				2. Approve, by non-binding vote executive compensation.	Issuer	Yes	For	For
				3. Ratify appointment of KPMG LLP as Company's independent registered public accounting firm for the year ending December 31, 2014.	Issuer	Yes	For	For

Lennar Corporation	LEN	526057104	4/9/14

1. Elect nine directors to serve until next Annual Meeting: 1. Irving Bolotin, 2. Steven L. Gerard, 3. Theron I. (TIG) Gilliam, 4. Sherrill W. Hudson, 5. R. Kirk Landon, 6. Sidney Lapidus, 7. Stuart A. Miller, 8. Teri P. McClure and 9. Jeffrey Sonnenfeld.

					Issuer	Yes	For	For
				2. Ratify the appointment of Deloitte & Touche LLP as Company's independent registered public accounting firm for fiscal year ending November 30, 2014.	Issuer	Yes	For	For
				3. Advisory, (non-binding "say on pay") vote to approve named executives compensation.	Issuer	Yes	For	For

Morgan Stanley	MS	617446448	5/13/14

1. Elect fifteen directors: A. Erskine B. Bowles, B. Howard J. Davies, C. Thomas H. Glocer, D. James P. Gorman, E. Robert H. Herz, F. C. Robert Kidder, G. Klaus Kleinfeld, H. Donald T. Nicolaisen, I. Hutham S. Olayan, J. James W. Owens, K. O. Griffith Sexton, L. Ryosuke Tamakoshi, M. Masaaki Tanaka, N. Laura D. Tyson, O. Rayford Wilkins, Jr..

					Issuer	Yes	For	For
				2. To ratify the appointment of Deloitte & Touche LLP as independent auditor.	Issuer	Yes	For	For
				3. To approve the compensation of executives.	Issuer	Yes	For	For
				4. Shareholder proposal regarding a report on lobbying.	Security Holder	Yes	Against	For

NVR, Inc.	NVR	62944T105	5/6/14

1. Elect thirteen directors: A. C.E. Andrews, B. Robert C. Butler, C. Timothy M. Donahue, D. Thomas D. Eckert, E. Alfred E. Festa, F. Ed Grier, G. Manuel H. Johnson, H. Mel Martinez, I. William A. Moran, J. David A. Preiser, K. W. Grady Rosier, L. Dwight C. Schar, M. Paul W. Whetsell.

					Issuer	Yes	For	For
				2. Ratification of appointment of KPMG LLP as independent auditors for the year ending December 31, 2014.	Issuer	Yes	For	For
				3. An advisory vote on the approval of executive compensation.	Issuer	Yes	For	For
				4. Adoption of the NVR, Inc. 2014 equity incentive plan.	Issuer	Yes	Against	Against

PulteGroup, Inc.	PHM	745867101	5/7/14

1. Elect nine directors: 1. Brian P. Anderson, 2. Bryce Blair, 3. Richard J. Dugas, Jr., 4. Thomas J. Folliard, 5. Cheryl W. Grise, 6. Andre J. Hawaux, 7. Debra J. Kelly-Ennis, 8. Patrick J. O'Leary, 9. James J. Postl.

					Issuer	Yes	For	For
				2. The ratification of the appointment of Ernst & Young LLP as Company's independent registered public accounting firm.	Issuer	Yes	For	For
				3. An advisory vote to approve executive compensation.	Issuer	Yes	For	For
				4. Shareholder proposal requesting the election of directors by a majority, rather than plurality, vote.	Security Holder	Yes	Against	For
				5. Shareholder proposal regarding the use of performance-based options.	Security Holder	Yes	Against	For

RLJ Lodging Trust	RLJ	74965L101	5/2/14	1. Elect seven trustees: 1. Robert L. Johnson, 2. Thomas J. Baltimore, Jr., 3. Evan Bayh, 4. Nathaniel A. Davis, 5. Robert M. La Forgia, 6. Glenda G. McNeal, 7. Joseph Ryan.	Issuer	Yes	For	For
				2. Ratification of PricewaterhouseCoopers LLP as Company's independent registered public accounting firm for fiscal year ending December 31, 2014.	Issuer	Yes	For	For
				3. Non-binding advisory vote to approve the compensation of named executive officers.	Issuer	Yes	For	For

Sovran Self Storage, Inc.	SSS	84610H108	5/22/14	1. Elect six directors: 1. Robert J. Attea, 2. Kenneth F. Myszka, 3. Anthony P. Gammie, 4. Charles E. Lannon, 5. James R. Boldt, 6. Stephen R. Rusmisel.	Issuer	Yes	For	For
				2. Ratification of the appointment of Ernst & Young LLP as the Company's independent registered public accounting firm for fiscal year 2014.	Issuer	Yes	For	For
				3. Proposal to approve the compensation of the Company's executive officers.	Issuer	Yes	For	For

Strategic Hotels & Resorts, Inc.	BEE	86272T106	5/22/14

1. Elect nine directors: 1. Robert P. Bowen, 2. Raymond L. Gellein, Jr., 3. James A. Jeffs, 4. David W. Johnson, 5. Richard D. Kincaid, 6. Sir David M.C. Michels, 7. William A. Prezant, 8. Eugene F. Reilly, 9. Sheli Z. Rosenberg.

					Issuer	Yes	For	For
				2. Approval on an advisory basis of the compensation of Company's named executive officers.	Issuer	Yes	For	For
				3. Ratification of Deloitte & Touche LLP as Company's independent registered public accounting firm for the fiscal year ending December 31, 2014.	Issuer	Yes	For	For

Sunstone Hotel Investors, Inc.	SHO	867892101	5/1/14

1. Elect nine directors: 1. John V. Arabia, 2. Andrew Batinovich, 3. Z. Jamie Behar, 4. Kenneth E. Cruse, 5. Thomas A. Lewis, 6. Keith M. Locker, 7. Douglas M. Pasquale, 8. Keith P. Russell, 9. Lewis N. Wolff.

					Issuer	Yes	For	For
				2. Ratification of the audit committee's appointment of Ernst & Young LLP to act as the independent registered public accounting firm for the fiscal year ending December 31, 2014.	Issuer	Yes	For	For
				3. Advisory vote on the compensation of Sunstone's named executive officers.	Issuer	Yes	For	For

4. Approval of an amendment and restatement of the 2004 long-term incentive plan to provide for (I) an extension of the term of the 2004 long-term incentive plan through 2024, and (II) an increase in the number of authorized shares of common stock to be issued under the 2004 long-term incentive plan by 6,000,000 shares.

					Issuer	Yes	For	For

Toll Brothers, Inc.	TOL	889478103	3/12/14

1. Elect ten directors: 1. Robert I. Toll, 2. Bruce E. Toll, 3. Douglas C. Yearley, JR. 4. Robert S. Blank, 5. Edward G. Boehne, 6. Richard J. Braemer, 7. Christine N. Garvey, 8. Carl B. Marbach, 9. Stephen A. Novick, and 10. Paul E. Shapiro.

					Issuer	Yes	For	For
				2. Ratify the re-appointment of Ernst & Young LLP as the Company's independent registered public accounting firm for the 2014 fiscal year.	Issuer	Yes	For	For
				3. Approve, in an advisory and non-binding vote, the compensation of the Company's named executive officers.	Issuer	Yes	For	For
				4. Approve the 2014 Toll Brothers, Inc. stock incentive plan for employees.	Issuer	Yes	For	For

Wyndham Worldwide Corporation	WYN	98310W108	5/15/2014	1. Elect four directors: 1. James E. Buckman, 2. George Herrera, 3. Brian Mulroney, 4. Michael H. Wargotz.	Issuer	Yes	For	For
				2. Advisory vote to approve the Wyndham Worldwide Corporation executive compensation program.	Issuer	Yes	For	For
				3. Ratification of the appointment of Deloitte & Touche LLP to serve as Company's independent registered public accounting firm for fiscal year 2014.	Issuer	Yes	For	For
				4. Re-approval of the material terms of the performance goals under the Wyndham Worldwide Corporation 2006 Equity and Incentive plan.	Issuer	Yes	For	For

CGM Trust - File No. 811-82

CGM Focus Fund

Issuer	Ticker	CUSIP	Meeting Date	Matter Voted On	Proposed By Issuer or Security Holder	Was Vote Cast	Actual Vote	For or Against Mgt.

Actavis PLC.	ACT	G0083B108	5/9/14

1. Elect twelve directors: A. Paul M. Bisaro, B. James H. Bloem, C. Christopher W. Bodine, D. Tamar D. Howson, E. John A. King, F. Catherine M. Klema, G. Jiri Michal, H. Sigurdur Oli Olafsson, I. Patrick J. O'Sullivan, J. Ronald R. Taylor, K. Andrew L. Turner, L. Fred G. Weiss.

					Issuer	Yes	For	For
				2. To approve, on an advisory basis, named executive officer compensation.	Issuer	Yes	For	For
				3. To Ratify the appointment of PricewaterhouseCoopers LLP as the Company's independent registered public accounting firm.	Issuer	Yes	For	For
				4. To vote on a shareholder proposal requesting the company to issue a sustainability report.	Security Holder	Yes	Against	For

Actavis PLC	ACT	G0083B108	6/17/14

1. Approve the issuance of ordinary shares pursuant to the agreement and plan of merger, dated February 17, 2014, among Actavis PLC, Forest Laboratories, Inc., Tango US Holdings Inc., Tango merger sub 1 LLC and Tango merger sub 2 LLC.

					Issuer	Yes	For	For

2. Approve any motion to adjourn the Actavis extradordinary general meeting or any other adjournments thereof, to another time or place if necessary or appropriate to, among other things, solicit additional proxies if there are insufficient votes at the time of the Actavis EGM to approve the Actavis share issuance proposal.

					Issuer	Yes	For	For

Aercap Holdings N.V.	AER	N00985106	2/13/14	2. Approval pursuant to article 2:107A Dutch civil code and article 16.7 of the Company's articles of association in relation to the anticipated acquisition of international lease finance corporation	Issuer	No
				3A. Conditional appointment of Mr. Robert H. Benmosche as non-executive director for a period of four years.	Issuer	No
				3B. Conditional appointment of Mr. David L. Herzog as non-executive director for a period of four years.	Issuer	No
				4A. Re-appointment of Mr. Robert G. Warden as non-executive director for a period of four years.	Issuer	No
				4B. Re-appointment of Mr. Richard M. Gradon as non-executive director for a period of four years.	Issuer	No
				4C. Re-appointment of Mr. Paul T. Dacier as non-executive director for a period of four years.	Issuer	No
				4D. Re-appointment of the Company’s Chief Executive Officer, Mr. Aengus Kelly, as executive director for a period of four years.	Issuer	No
				5. Conditional approval of new equity incentive plan board of directors.	Issuer	No
				6A. Amendment to the company’s articles of association.	Issuer	No

				6B. Designation of each of the company’s directors and each civil law notary and lawyer at Nautadutilh N.V. to implement the amendment to the company’s articles of association.	Issuer	No

American Airlines Group, Inc.	AAL	02376R102	6/4/14

1. Elect eleven directors: A. James F. Albaugh, B. Jeffrey D. Benjamin, C. John T. Cahill, D. Michael J. Embler, E. Matthew J. Hart, F. Alberto Ibarguen, G. Richard C. Kraemer, H. Denise M. O'Leary, I. W. Douglas Parker, J. Ray M. Robinson, K. Richard P. Schifter.

					Issuer	Yes	For	For
				2. A proposal to ratify the appointment of KPMG LLP as the independent registered public accounting firm.	Issuer	Yes	For	For
				3. A proposal to consider and approve, on a non-binding advisory basis, the compensation of American Airlines Group, Inc.'s named executive officers.	Issuer	Yes	For	For

Citigroup Inc.	C	172967424	4/22/14

1. Elect fourteen directors: A. Michael L. Corbat, B. Duncan P. Hennes, C. Franz B. Humer, D. Eugene M. McQuade, E. Michael E. O'Neill, F. Gary M. Reiner, G. Judith Rodin, H. Robert L. Ryan, I. Anthony M. Santomero, J. Joan E. Spero, K. Diana L. Taylor, L. William S. Thompson, Jr., M. James S. Turley, N. Ernesto Zedillo Ponce de Leon.

					Issuer	Yes	For	For
				2. Ratify the selection of KPMG, LLP as Citi's independent registered public accounting firm for 2014.	Issuer	Yes	For	For
				3. Advisory approval of Citi's 2013 executive compensation.	Issuer	Yes	For	For
				4. Approval of the Citigroup 2014 stock incentive plan.	Issuer	Yes	For	For
				5. Stockholder proposal requesting executives retain a significant portion of their stock until reaching normal retirement age.	Security Holder	Yes	Against	For
				6. Stockholder proposal requesting a report on lobbying and grassroots lobbying contributions.	Security Holder	Yes	Against	For
				7. Stockholder proposal requesting that the Board institute a policy to make it more practical to deny indemnification for directors.	Security Holder	Yes	Against	For
				8. Stockholder proposal requesting proxy access for shareholders.	Security Holder	Yes	Against	For

Delphi Automotive PLC	DLPH	G27823106	4/3/14

1. Elect eleven directors: 1. Gary L. Cowger, 2. Nicholas M. Donofrio, 3. Mark P. Frissora, 4. Rajiv L. Gupta, 5. John A. Krol, 6. J. Randall Macdonald, 7. Sean O. Mahoney, 8. Rodney O'Neal, 9. Thomas W. Sidlik, 10. Bernd Wiedemann, 11. Lawrence A. Zimmerman.

					Issuer	Yes	For	For
				2. Ratify the re-appointment of Ernst & Young LLP as independent registered public accounting firm for Delphi Automotive and authorize the directors to determine the fees paid to the auditors.	Issuer	Yes	For	For
				3. Approve advisory vote on executive compensation	Issuer	Yes	For	For

D. R. Horton, Inc.	DHI	23331A109	1/23/14	1. Elect six directors: A. Donald R. Horton, B. Barbara K. Allen C. Bradley S. Anderson, D. Michael R. Buchanan, E. Michael W. Hewatt, and F. Donald J. Tomnitz.	Issuer	Yes	For	For
				2. Approve advisory vote on executive compensation.	Issuer	Yes	For	For
				3. Ratify the re-appointment of PricewaterhouseCoopers LLP as D.R. Hortons independent registered public accounting firm.	Issuer	Yes	For	For

Google Inc.	GOOG	38259P508	5/14/14

1. Elect ten directors: 1. Larry Page, 2. Sergey Brin, 3. Eric E. Schmidt, 4. L. John Doerr, 5. Diane B. Greene, 6. John L. Hennessy, 7. Ann Mather, 8. Paul S. Otellini, 9. K. Ram Shriram, 10. Shirley M. Tilghman.

					Issuer	Yes	For	For
				2. Ratification of Ernst & Young LLP as Google's independent registered public accounting firm for the fiscal year ending December 31, 2014.	Issuer	Yes	For	For
				3. Approval of 2013 compensation awarded to named executive officers.	Issuer	Yes	For	For
				4. Stockholder proposal regarding equal shareholder voting.	Security Holder	Yes	Against	For
				5. Stockholder proposal regarding a lobbying report.	Security Holder	Yes	Against	For
				6. Stockholder proposal regarding the adoption of a majority vote standard for the election of directors.	Security Holder	Yes	Against	For
				7. Stockholder proposal regarding tax policy principles.	Security Holder	Yes	Against	For
				8. Stockholder proposal regarding an independent chairman of the board policy.	Security Holder	Yes	Against	For

Kohl's Corpration	KSS	500255104	5/15/14

1. Elect ten directors: A. Peter Boneparth, B. Steven A. Burd, C. Dale E. Jones, D. Kevin Mansell, E. John E. Schlifske, F. Frank V. Sica, G. Peter M. Sommerhauser, H. Stephanie A. Streeter, I. Nina G. Vaca, J. Stephen E. Watson.

					Issuer	Yes	For	For
				2. Ratify appointment of Ernst & Young LLP as independent registered public accounting firm.	Issuer	Yes	For	For
				3. Advisory vote on approval of named executive officer compensation.	Issuer	Yes	For	For
				4. Shareholder proposal regarding executives retaining significant stock.	Security Holder	Yes	Against	For
				5. Shareholder proposal regarding annual report on the costs, benefits and scientific support for sustainability initiatives.	Security Holder	Yes	Against	For

Lennar Corporation	LEN	526057104	4/9/14

1. Elect nine directors to serve until next Annual Meeting: 1. Irving Bolotin, 2. Steven L. Gerard, 3. Theron I. (TIG) Gilliam, 4. Sherrill W. Hudson, 5. R. Kirk Landon, 6. Sidney Lapidus, 7. Stuart A. Miller, 8. Teri P. McClure and 9. Jeffrey Sonnenfeld.

					Issuer	Yes	For	For
				2. Ratify the appointment of Deloitte & Touche LLP as Company's independent registered public accounting firm for fiscal year ending November 30, 2014.	Issuer	Yes	For	For
				3. Advisory, (non-binding "say on pay") vote to approve named executives compensation.	Issuer	Yes	For	For

Magna International Inc.	MGA	559222401	5/8/14

1. Elect eleven directors: 1. Scott B. Bonham, 2. Peter G. Bowie, 3. Hon. J. Trevor Eyton, 4. V. Peter Harder, 5. Lady Barbara Judge, 6. Dr. Kurt J. Lauk, 7. Cynthia A. Niekamp, 8. Dr. I.V. Samarasekera, 9. Donald J. Walker, 10. Lawrence D. Worrall, 11. William L. Young.

					Issuer	Yes	For	For
				2. Appointment of Deloitte LLP as independent auditor of the corporation and authorization of the audit committee to fix the independent auditor's remuneration.	Issuer	Yes	For	For

3. Resolved, on an advisory basis and not to diminish the roles and responsibilities of the board of directors, that the shareholders accept the approach to executive compensation disclosed in the accompanying management information circular/proxy statement.

					Issuer	Yes	For	For

NVR, Inc.	NVR	62944T105	5/6/14

1. Elect thirteen directors: A. C.E. Andrews, B. Robert C. Butler, C. Timothy M. Donahue, D. Thomas D. Eckert, E. Alfred E. Festa, F. Ed Grier, G. Manuel H. Johnson, H. Mel Martinez, I. William A. Moran, J. David A. Preiser, K. W. Grady Rosier, L. Dwight C. Schar, M. Paul W. Whetsell.

					Issuer	Yes	For	For
				2. Ratification of appointment of KPMG LLP as independent auditors for the year ending December 31, 2014.	Issuer	Yes	For	For
				3. An advisory vote on the approval of executive compensation.	Issuer	Yes	For	For
				4. Adoption of the NVR, Inc. 2014 equity incentive plan.	Issuer	Yes	Against	Against

Polaris Industries Inc.	PII	731068102	4/24/14	1. Elect four directors: 1. Kevin M. Farr, 2. Gary E. Hendrickson, 3. R.M. (Mark) Schreck, and 4. William G. Van Dyke.	Issuer	Yes	For	For
				2. Approval of the amended and restated senior executive annual incentive compensation plan.	Issuer	Yes	For	For
				3. Ratify the selection of Ernst & Young LLP to serve as the independent registered public accounting firm of Polaris Industries Inc.	Issuer	Yes	For	For
				4. Advisory vote on executive compensation.	Issuer	Yes	For	For

Sandisk Corporation	SNDK	80004C101	6/19/14	1. Elect eight directors: A. Michael E. Marks, B. Irwin Federman, C. Steven J. Gomo, D. Eddy W. Hartenstein, E. Dr. Chenming Hu, F. Catherine P. Lego, G. Sanjay Mehrotra, H. D. Scott Mercer.	Issuer	Yes	For	For
				2. Approve an amendment to the Sandisk Corporation 2005 employee stock purchase plans.	Issuer	Yes	For	For
				3. Ratify the appointment of Ernst & Young LLP as the Company's independent registered public accounting firm for the fiscal year ending December 28, 2014.	Issuer	Yes	For	For
				4. Pass an advisory resolution to approve the compensation of the Company's named executive officers.	Issuer	Yes	For	For

Signet Jewelers Limited	SIG	G81276100	6/13/14

1. Elect ten directors: A. H. Todd Stitzer, B. Virginia Drosos, C. Dale W. Hilpert, D. Marianne Miller Parrs, E. Thomas G. Plaskett, F. Russell Walls, G. Helen McCluskey, H. Robert Stack, I. Eugenia Ulasewicz, J. Michael W. Barnes.

					Issuer	Yes	For	For

				2. Appointment of KPMG LLP as independent auditor of the Company.	Issuer	Yes	For	For
				3. Approval, on a non-binding basis, of the compensation of our named executive officers.	Issuer	Yes	For	For
				4. Re-approval of the material terms of the performance goals under the Signet Jewelers Limited omnibus incentive plan 2009.	Issuer	Yes	For	For
				5. Approval of the amendments to the Signet Jewelers Limited by-laws.	Issuer	Yes	For	For

TATA Motors Limited	TTM	876568502	6/30/14

1. Approve payment of minimum remuneration to Mr. Ravindra Pisharody, Executive Director in case of inadequacy of profits and ratification of the excess remuneration paid for the financial year ended March 31, 2014.

					Issuer	No

2. Approve payment of minimum remuneration to Mr. Satish Borwankar, Executive Director in case of inadequacy of profits and ratification of the excess remuneration paid for the financial year ended March 31, 2014.

					Issuer	No
				3. Approval and ratification of the excess remuneration paid to (late) Mr. Karl Slym, Managing Director / his legal heir in view of inadequacy of profits for the financial year ended March 31, 2014.	Issuer	No
				4. Borrowing powers of the Board.	Issuer	No
				5. Creation of charge on Company’s properties.	Issuer	No
				6. To offer or invite for subscription of Non-Convertible Debentures on private placement basis.	Issuer	No

Toll Brothers, Inc.	TOL	889478103	3/12/14

1. Elect ten directors: 1. Robert I. Toll, 2. Bruce E. Toll, 3. Douglas C. Yearley, JR. 4. Robert S. Blank, 5. Edward G. Boehne, 6. Richard J. Braemer, 7. Christine N. Garvey, 8. Carl B. Marbach, 9. Stephen A. Novick, and 10. Paul E. Shapiro.

					Issuer	Yes	For	For
				2. Ratify the re-appointment of Ernst & Young LLP as the Company's independent registered public accounting firm for the 2014 fiscal year.	Issuer	Yes	For	For
				3. Approve, in an advisory and non-binding vote, the compensation of the Company's named executive officers.	Issuer	Yes	For	For
				4. Approve the 2014 Toll Brothers, Inc. stock incentive plan for employees.	Issuer	Yes	For	For

TRW Automotive Holdings Corp	TRW	87264S106	5/13/2014	1. Elect three directors: 1. Francois J. Castaing, 2. Michael R. Gambrell, 3. David W. Meline.	Issuer	Yes	For	For
				2. The ratification of Ernst & Young LLP, an indendent registered public accounting firm, to audit the consolidated financial statements of TRW Automotive Holdings Corp. for 2014.	Issuer	Yes	For	For
				3. Advisory approval of the compensation of the named executive officers.	Issuer	Yes	For	For

United Continental Holdings, Inc.	UAL	910047109	6/11/14

1. Elect eleven directors: A. Carolyn Corvi, B. Jane C. Garvey, C. Walter Isaacson, D. Henry L. Meyer III, E. Oscar Munoz, F. William R. Nuti, G. Laurence E. Simmons, H. Jeffery A. Smisek, I. David J. Vitale, J. John H. Walker, K. Charles A. Yamarone.

					Issuer	Yes	For	For

2. Ratification of the appointment of Ernst & Young LLP as the Company's independent registered public accounting firm.	Issuer	Yes	For	For
3. Advisory resolution approving the compensation of the Company's named executive officers.	Issuer	Yes	For	For
4. Approval of the amendment and restatement of the United Continental Holdings, Inc. 2006 director equity incentive plan.	Issuer	Yes	For	For

SIGNATURES

[See General Instruction F]

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	CGM TRUST

By (Signature and Title)*	/s/ Robert L. Kemp
Robert L. Kemp, President

Date	August 29, 2014

* Print the name and title of each signing officer under his or her signature.